Information Regarding Members of the Board of Directors and Group Management - Additional Information (Detail) - SEK (kr)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Information About Board Management and Employees [line items]
Board fee description		The Annual General Meeting 2018 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, with a value corresponding to 75% of the Board fee at the time of allocation, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash
Number of trading days	5 days
Remuneration excluding social security charges		kr 880,722
Number of shares outstanding		3,334,151,735	3,334,151,735
Accounted debt		kr 19,765,326
Additional arrangement period		36 months
Severance pay amounting period		18 months
Top of range [member]
Disclosure of Information About Board Management and Employees [line items]
Description of individual fixed salary payable		24 months
The President and CEO [member]
Disclosure of Information About Board Management and Employees [line items]
Commitments for defined benefit based pensions including disability and survivor's pension		kr 56,000,000	kr 45,700,000
Other members of ELT [member]
Disclosure of Information About Board Management and Employees [line items]
Commitments related to ITP and early retirement		45,200,000	37,000,000
Commitment to disability and survivors pensions		10,900,000	kr 8,700,000
Board and committee meeting attendance fee [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense		1,500
Chairman [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense		4,075,000
Chairman [member] | Committee fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense		200,000
Chairman [member] | Member of remuneration committee [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense		175,000
Other directors [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense		990,000
Chairman of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense		350,000
Other non-employee members of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense		250,000
Chairmen of the finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense		200,000
Other non-employee members of finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense		kr 175,000
Class B shares [member]
Disclosure of Information About Board Management and Employees [line items]
Weighted average market price	kr 65.79	kr 51.71
Number of shares outstanding		3,072,395,752
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of shares outstanding		248,093